Lord Abbett

                   Investment
                         Trust
                           . Limited Duration U.S. Government Securities Series . Balanced Series

                                                              1995 ANNUAL REPORT



                                [PHOTO OF BRIEFCASE]

                                                        Two portfolios
                                                        to help you
                                                        meet your goals

[PHOTO OF RONALD P. LYNCH]

/s/ Ronald P. Lynch
Ronald P. Lynch
Chairman

[PHOTO OF ROBERT S. DOW]

/s/ Robert S. Dow
Robert S. Dow
President

November 24, 1995

                          Report to Shareholders
                               For the Fiscal Year Ended October 31, 1995

                 Lord Abbett Investment Trust completed fiscal 1995 on October
                 31. The past twelve months have been marked by a return of investor confidence in the U.S. equity and fixed-income markets, as the success of the Federal Reserve's preemptive strike against an overheating economy and rising inflation became increasingly visible.

                 Early in 1995, industrial production and employment growth slowed, while strong productivity and falling fringe benefits costs kept employment costs flat. As a result, solid earnings growth with declining inflation -- the hoped for "soft landing" -- became a reality in 1995, justifying higher valuations for both stocks and long-term bonds.

                 The first signs of an economic slowdown came in the form of weaker auto sales, a significant slowdown in the housing market and rising inventories in the manufacturing sector. While first quarter 1995 Gross Domestic Product ("GDP") grew a modest 2.7%, second quarter GDP slowed to 1.7%. The yield on 3-year and 5-year U.S. Treasury notes fell approximately 2% during the first three quarters of the year.

                 We anticipate the current interest-rate environment to continue, with the Federal Reserve lowering the Federal Funds Rate gradually over the next six months toward 5%.

                 Many positive factors remain in place. Global inflationary expectations continue to abate; U.S. Government bond rates, which peaked at over 8% a year ago, are close to 6%. Congress continues to press its deficit reduction and welfare reform mandates; U.S. corporations' commitment to cost reductions, new technology and productivity have enhanced their global competitiveness.

                 Below is a brief overview of both portfolios, including total return (the percent change in net asset value, assuming the reinvestment of all distributions).

                 ABOUT THE LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES The Limited Duration U.S. Government Securities Series closed the fiscal year with net assets of $8.9 million. The Series' distribution rate was 5.83% based on the net asset value of $4.53 and the per-share monthly dividend of $.022, annualized. Total return for the year was 8.2%.

                 In addition to short- and intermediate-term U.S. Treasury securities, the Series also maintains holdings in higher yielding mortgage-related securities.

                 ABOUT THE BALANCED SERIES
                 The Balanced Series ended its abbreviated fiscal year (the Series was added to the Trust on December 27, 1994) with net assets of $5.7 million. The Series' distribution rate was 4.71% based on the October 31 net asset value of $10.71 (this rate is based on the monthly dividend of $.042, annualized). The Series posted a total return of 16.3% since inception.

                 With aggregate corporate profits now peaking, equity performance will increasingly depend on the market's willingness to place higher valuations on individual companies achieving earnings improvement. We continue to be overweighted in financials, relative to the S&P 500, because declining short-term rates should enhance the earnings outlook for this group. Conversely, we remain underweighted in non-cyclical consumer goods stocks due to a dearth of attractive values there. Most other sectors approximate fair value, hence our weightings are generally sector-neutral for the rest of the portfolio. We are currently allocating 55% of the portfolio's assets to stocks and 45% to bonds.

                 We are pleased to announce that Lord Abbett Investment Trust's Board of Trustees has elected Robert S. Dow as President of the Trust. Mr. Dow, who has been a partner of Lord, Abbett & Co. for nine years, also serves as the Firm's Chief Investment Officer.

                 We are pleased that you have chosen to make Lord Abbett Investment Trust a part of your investment portfolio and look forward to serving you in the years ahead.


                 Ronald P. Lynch, Chairman

                 Robert S. Dow, President
                 November 24, 1995

================================================================================================================================
STATEMENT OF NET ASSETS OCTOBER 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
LIMITED DURATION U.S. GOVERNMENT SECURITIES SERIES                                                                        Market
                                                                                                      Principal            Value
                           Security                                                                      Amount        (Note 1a)
                           ---------------------------------------------------------------------      ---------       ----------
INVESTMENTS IN SECURITIES 90.56%
U.S. Treasury              U.S. Treasury Notes 5 7/8% due 8/15/1998                                     $1,500M       $1,507,265
38.48%                     U.S. Treasury Notes 6 1/8% due 7/31/2000                                      1,500M        1,518,750
                           U.S. Treasury Notes 6 1/4% due 8/31/2000                                        400M          407,000
                                                                                                                      ----------
                           Total                                                                                       3,433,015
                                                                                                                      ==========
U.S. Government            Financing Corp. Strips due 6/27/1998                                            350M          300,727
Agencies                   Student Loan Marketing Association 5.65% due 2/22/1999+                       1,700M        1,701,062
                                                                                                                      ----------
22.44%                     Total                                                                                       2,001,789
                                                                                                                      ==========
Federal National           7% due on an announced basis                                                    200M          201,530
Mortgage Association       7% due 2009                                                                   1,191M        1,201,101
Pass-Through Securities    9.30% CMO Class 90-20-G due 3/25/2018                                           412M          414,802
                                                                                                                      ----------
20.37%                     Total                                                                                       1,817,433
                                                                                                                      ==========
Government National
Mortgage Association
Pass-Through
Securities
9.27%                      10 1/2% due 2013 to 2020                                                        747M          827,455
                                                                                                                      ==========
                           Total Investments in Securities (Cost $7,961,511)                                           8,079,692
                                                                                                                      ==========
OTHER ASSETS, LESS LIABILITIES 9.44%

Short-Term Investments,    Federal Farm Credit Banks
at Cost                    5.65% due 11/1/1995                                                             500M          499,529
                                                                                                                      ==========
Cash and Receivables, Net of Liabilities                                                                                 342,406
                                                                                                                      ----------
                           Total Other Assets, Less Liabilities                                                          841,935
                                                                                                                      ==========
Net Assets
100.00%                    (equivalent to $4.53 a share on 1,969,473 shares of beneficial
                           interest outstanding)                                                                      $8,921,627
                                                                                                                      ==========

+The interest rate is subject to change periodically to the prevailing market rate. The interest rate shown is the rate in effect on October 31, 1995.

 See Notes to Financial Statements.

================================================================================================================================
STATEMENT OF NET ASSETS OCTOBER 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
BALANCED SERIES                                                                                                           Market
                                                                                                      Number of            Value
                           Security                                                                      Shares        (Note 1a)
                           ---------------------------------------------------------------------      ---------       ----------
INVESTMENTS IN SECURITIES 93.86%

COMMON STOCKS 52.21%
Aerospace .98%             Boeing Co.                                                                       850        $  55,780
                                                                                                                       =========
Apparel .38%               VF Corp.                                                                         450           21,543
                                                                                                                       =========
Auto Parts                 Genuine Parts Company                                                          2,300           91,137
1.94%                      TRW Inc.                                                                         300           19,725
                           Total                                                                                         110,862
                                                                                                                       =========
Automobiles 1.19%          General Motors Corp.                                                           1,550           67,812
                                                                                                                       =========
Banks: Money Center
1.19%                      Chemical Banking Corp.                                                         1,200           68,250
                                                                                                                       =========
Banks: Regional            BankAmerica Corp.                                                                950           54,625
1.54%                      Comerica Inc.                                                                  1,000           33,625
                           Total                                                                                          88,250
                                                                                                                       =========
Chemicals                  Dow Chemical Co.                                                               1,150           78,918
2.24%                      Union Carbide Corp.                                                            1,300           49,237
                           Total                                                                                         128,155
                                                                                                                       =========
Data Processing
Equipment .81%             Hewlett-Packard Co.                                                              500           46,312
                                                                                                                       =========
Data Processing
Services 1.81%             General Motors Corp. (Electronic Data Systems) Class E                         2,200          103,675
                                                                                                                       =========

================================================================================================================================
STATEMENT OF NET ASSETS OCTOBER 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
BALANCED SERIES                                                                                                           Market
                                                                                                      Number of            Value
                           Security                                                                      Shares        (Note 1a)
                           ------------------------------------------------------------------------   --------------------------
Drugs/Health Care          Merck & Co., Inc.                                                                650       $   37,375
Products                   SmithKline Beecham plc ADS                                                       600           31,125
1.20%                                                                                                                 ----------
                           Total                                                                                          68,500
                                                                                                                      ==========
Electric Power             Baltimore Gas & Electric Co.                                                   1,750           46,812
2.93%                      CINergy Corp.                                                                  2,650           75,194
                           Public Service Enterprises Group Inc.                                          1,550           45,530
                                                                                                                      ----------
                           Total                                                                                         167,536
                                                                                                                      ==========
Electrical Equipment
1.56%                      Emerson Electric Co.                                                           1,250           89,062
                                                                                                                      ==========
Electronics:
Components 1.65%           AMP Inc.                                                                       2,400           94,200
                                                                                                                      ==========
Financial:                 American Express Co.                                                           1,050           42,656
Miscellaneous              Transamerica Corp.                                                               650           44,038
1.52%                                                                                                                 ----------
                           Total                                                                                          86,694
                                                                                                                      ==========
Food                       Conagra Inc.                                                                     950           36,694
4.89%                      Dean Foods Co.                                                                   900           25,088
                           Hershey Foods Corp.                                                            1,250           74,688
                           RJR Nabisco                                                                    2,500           76,875
                           Supervalu Inc.                                                                 2,150           66,113
                                                                                                                      ----------
                           Total                                                                                         279,458
                                                                                                                      ==========
Insurance                  Aetna Life & Casualty Co.                                                      1,000           70,375
3.91%                      Chubb Corp.                                                                      500           44,938
                           CIGNA Corp.                                                                      700           69,388
                           SAFECO Corp.                                                                     600           38,513
                                                                                                                      ----------
                           Total                                                                                         223,214
                                                                                                                      ==========
Machinery:
Diversified 1.10%          Deere & Co.                                                                      700           62,562
                                                                                                                      ==========
Multi-Industry
 .75%                       Minnesota Mining & Mfg. Co.                                                      750           42,656
                                                                                                                      ==========
Natural Gas
Transmission 1.13%         Coastal Corp.                                                                  2,000           64,750
                                                                                                                      ==========
Office Equipment/
Supplies .54%              Apple Computer Inc.                                                              850           30,866
                                                                                                                      ==========
Oil: Domestic .81%         Ultramar Corp.                                                                 1,900           46,313
                                                                                                                      ==========
Oil: International         Chevron Corp.                                                                  1,150           53,763
2.85%                      Exxon Corp.                                                                      900           68,738
                           Mobil Corp.                                                                      400           40,300
                                                                                                                      ----------
                           Total                                                                                         162,801
                                                                                                                      ==========
Paper and Forest           Federal Paper Board Inc.                                                       1,600           67,200
Products                   James River Corp.                                                                900           28,913
3.58%                      Scott Paper Co.                                                                1,150           61,238
                           Westvaco Corporation                                                           1,700           47,175
                                                                                                                      ----------
                           Total                                                                                         204,526
                                                                                                                      ==========
Printing and Publishing
1.25%                      Donnelley, R.R. & Sons Co.                                                     1,950           71,175
                                                                                                                      ==========
Retail                     Dayton Hudson Corp.                                                              500           34,375
1.49%                      Sears, Roebuck & Co.                                                           1,500           51,000
                           Total                                                                                          85,375
                                                                                                                      ==========

================================================================================================================================
STATEMENT OF NET ASSETS OCTOBER 31, 1995
--------------------------------------------------------------------------------------------------------------------------------
BALANCED SERIES                                                                                       Number of           Market
                                                                                                      Shares or            Value
                           Security                                                            Principal Amount        (Note 1a)
                           --------------------------------------------------------------      ----------------       ----------
Savings and Loan           Ahmanson, H.F. & Co.                                                           2,600       $   65,000
2.19%                      Great Western Financial Corp.                                                  2,650           59,956
                                                                                                                      ----------
                           Total                                                                                         124,956
                                                                                                                      ==========
Telecommunications         AT&T Corp.                                                                     1,250           80,000
3.19%                      MCI Communications Corp.                                                       4,100          102,244
                                                                                                                      ----------
                           Total                                                                                         182,244
                                                                                                                      ==========
Tire and Rubber
Goods .85%                 Cooper Tire & Rubber Company                                                   2,100           48,563
                                                                                                                      ==========
Tobacco
 .94%                       American Brands Inc.                                                           1,250           53,594
                                                                                                                      ==========
Waste Management           Browning Ferris Industries Inc.                                                1,650           48,056
1.80%                      WMX Technologies Inc.                                                          1,950           54,844
                                                                                                                      ----------
                           Total                                                                                         102,900
                                                                                                                      ==========
                           Total Investments in Common Stocks (Cost $2,741,034)                                        2,982,584
                                                                                                                      ==========
U.S. GOVERNMENT OBLIGATIONS 41.65%

                           Federal National Mortgage Association 8 1/2% due 4/1/2025                       773M          801,750
                           Federal National Mortgage Association 7% due 10/1/2025                          196M          194,285
                           U.S. Treasury Bonds 7 1/2% due 11/15/2001                                       800M          865,375
                           U.S. Treasury Notes 6 1/2% due 8/15/2005                                        500M          517,890
                                                                                                                      ----------
                           Total Investments in U.S. Government Securities (Cost $2,336,455)                           2,379,300
                                                                                                                      ==========
                           Total Investments in Securities (Cost $5,077,489)                                           5,361,884
                                                                                                                      ==========
OTHER ASSETS, LESS LIABILITIES 6.14%

Cash and Receivables, Net of Liabilities                                                                                 350,795
                                                                                                                      ==========
Net Assets
100.00%                    (equivalent to $10.71 a share on 533,307 shares of beneficial
                           interest outstanding)                                                                      $5,712,679
                                                                                                                      ==========

See Notes to Financial Statements.

===================================================================================================================================
STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     FOR THE PERIOD
                                                                                     YEAR ENDED 10/31/95                   12/27/94
                                                                                     -------------------           (COMMENCEMENT OF
                                                                                        LIMITED DURATION    OPERATIONS) TO 10/31/95
                                                                                         U.S. GOVERNMENT    -----------------------
INVESTMENT INCOME                                                                      SECURITIES SERIES            BALANCED SERIES
---------------------------------------------------------------------------------    -------------------    -----------------------
INCOME                        Interest                                                     $    593,612                 $   98,067
                              Dividends                                                               -                     38,946
                              Total income                                                      593,612                    137,013
                                                                                            -----------                  ---------
EXPENSES                      Management fee (Note 6)                                            42,286                     23,330
                              Legal and audit                                                    25,500                      1,500
                              Reports to shareholders                                            20,000                      4,000
                              Registration                                                       20,600                      1,658
                              Organization (Note 1e)                                             15,456                      6,370
                              Shareholder servicing                                              11,200                        800
                              Other                                                               9,901                      1,800
                              Management fees waived and expenses
                              assumed by Lord, Abbett & Co. (Note 6)                            (26,725)                   (27,906)
                              Net expenses                                                      118,218                     11,552
                              Net investment income                                             475,394                    125,461
                                                                                            -----------                  ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 5)

NET REALIZED GAIN (LOSS) FROM SECURITY TRANSACTIONS
(excluding short-term securities)
                              Proceeds from sales                                            19,804,681                  4,497,911
                              Cost of securities sold                                        19,938,700                  4,439,070
                              Net realized gain (loss)                                         (134,019)                    58,841
                                                                                            -----------                  ---------
NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS
                              Beginning of period                                              (170,329)                         -
                              End of period                                                     118,181                    284,395
                              Net unrealized appreciation                                       288,510                    284,395
                              Net realized and unrealized gain on investments                   154,491                    343,236
                                                                                            -----------                  ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                            629,885                    468,697
                                                                                            ===========                  =========

See Notes to Financial Statements.

====================================================================================================================================
STATEMENTS OF CHANGES IN NET ASSETS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   For the Period
                                                                                                                      11/4/93
                                                                                                 For the Period    (Commencement of
                                                                                                     12/27/94      Operations) to
                                                                           Year Ended 10/31/95  (Commencement of       10/31/94
                                                                           -------------------     Operations)     ----------------
                                                                              Limited Duration     to 10/31/95      Limited Duration
                                                                               U.S. Government   ---------------    U.S. Government
Increase (Decrease) in Net Assets                                            Securities Series   Balanced Series   Securities Series
-------------------------------------------------------------------------- -------------------   ---------------   -----------------
Operations       Net investment income                                           $    475,394      $   125,461    $     520,817
                 Net realized gain (loss) from securities transactions               (134,019)          58,841         (707,221)
                 Net unrealized appreciation (depreciation) of investments            288,510          284,395         (170,329)
                 Net increase (decrease) in net assets resulting
                 from operations                                                      629,885          468,697         (356,733)
                 Undistributed net investment income included
                 in price of shares reacquired (Note 1d)                                   --           10,626               --
Distributions to shareholders from net investment income                             (497,675)        (133,379)        (526,078)
Share transactions
                 Net proceeds from sales of shares                                  3,553,091        5,431,809       13,508,461
                 Net asset value of shares issued to shareholders
                 in reinvestment of net investment income
                 and realized gain from security transactions                         406,123          111,751          406,671
                 Total                                                              3,959,214        5,543,560       13,915,132
                 Cost of shares reacquired                                         (5,425,858)        (177,825)      (2,876,260)
                 Increase (decrease) in net assets derived
                 from share transactions                                           (1,466,644)       5,365,735       11,038,872
Net increase (decrease) in net assets                                              (1,334,434)       5,711,679       10,156,061
Net Assets
                                                                                  ===========       ==========      ===========
                 Beginning of period                                               10,256,061            1,000          100,000
                 End of period (including (overdistributed) undistributed
                 net investment income of $(79,047) and $2,708, respec-
                 tively, as of October 31, 1995 and (overdistributed) net
                 investment income of $(5,261) as of October 31, 1994)            $ 8,921,627       $5,712,679      $10,256,061
                                                                                  ===========       ==========      ===========

See Notes to Financial Statements.

====================================================================================================================================
FINANCIAL HIGHLIGHTS
------------------------------------------------------------------------------------------------------------------------------------
Limited Duration U.S. Government Securities Series
                                                                                            Year           For the Period 11/4/93
                                                                                           Ended                 (Commencement of
Per Share Operating Performance:                                                        10/31/95          Operations) to 10/31/94
-------------------------------------------------------------------------------------   --------          ------------------------
Net asset value, beginning of period                                                     $  4.44                         $   4.85
         Income (loss) from investment operations
                   Net investment income                                                   .2316                            .2650+
                   Net realized and unrealized gain (loss) on investments                  .1017                           (.4123)
                   Total from investment operations                                        .3333                           (.1473)
                                                                                         =======                         ========
         Distributions
                   Dividends from net investment income                                   (.2433)                          (.2627)
                                                                                         =======                         ========
Net asset value, end of period                                                            $ 4.53                        $    4.44
                                                                                         =======                         ========
Total Return*                                                                               8.16%                         (3.09)%+
                                                                                         =======                         ========
Ratios/Supplemental Data:

                   Net assets, end of period (000)                                        $8,922                          $10,256
                                                                                         =======                         ========
         Ratios to Average Net Assets:
                   Expenses, including waiver                                               1.40%                           0.89%+
                   Expenses, excluding waiver                                               1.71%                           0.89%+
                   Net investment income                                                    5.62%                           5.61%+
         Portfolio turnover rate                                                          222.00%                          895.63%
                                                                                         =======                         ========

*Total return does not consider the effects of sales loads.
+Not annualized.
See Notes to Financial Statements.

=================================================================================================
FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------------------------
Balanced Series                                                                    For the Period
                                                                                        12/27/94
                                                                                    (Commencement
                                                                                of Operations) to
Per Share Operating Performance:                                                        10/31/95
---------------------------------------------------------------------------     -----------------
Net asset value, beginning of period                                                     $  9.52
         Income from investment operations
                 Net investment income                                                      .365+
                 Net realized and unrealized gain on investments                           1.185
                                                                                         -------
                 Total from investment operations                                           1.55
                                                                                         -------
         Distributions
                 Dividends from net investment income                                       (.36)
                                                                                         -------
Net asset value, end of period                                                            $10.71
                                                                                         -------
Total Return*                                                                             16.32%+
                                                                                         =======
Ratios/Supplemental Data:
                 Net assets, end of period (000)                                          $5,713
         Ratios to Average Net Assets:
                 Expenses, including waiver                                                  .37%+
                 Expenses, excluding waiver                                                 1.26%+
                 Net investment income                                                      4.39%+
         Portfolio turnover rate                                                          131.80%
                                                                                         =======

*Total return does not consider the effects of sales loads.
+Not annualized.
 See Notes to Financial Statements.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. SIGNIFICANT ACCOUNTING POLICIES The Company was organized as a Delaware business trust on August 16, 1993 and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. On November 4, 1993, Lord Abbett Investment Trust - Limited Duration U.S. Government Securities Series commenced operations when the Company received an initial capital contribution of $100,000 and issued 20,619 shares of the Government Series to the partners of Lord, Abbett & Co. On December 22, 1994, Lord Abbett Investment Trust - Balanced Series received an initial capital contribution of $1,000 and issued 105 shares of the Balanced Series to the partners of Lord, Abbett & Co. The following is a summary of significant accounting policies consistently followed by the Company. The policies are in conformity with generally accepted accounting principles.

(a) Market value is determined as follows: Securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income in taxable distributions. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Dividend income and distributions to shareholders are recorded on the ex-dividend date and interest is recorded on the accrual basis. Discounts on strips are accrued to maturity using the constant yield method. The Company has elected not to amortize premiums on U.S. Government bonds, which is consistent with the treatment for federal income tax purposes.

(d) With respect to the Balanced Series, a portion of the proceeds from sales and costs of repurchases of shares, equivalent to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed income. Undistributed net investment income per share thus is unaffected by sales or repurchases of shares.

(e) The organization expenses of each Series of the Company are amortized evenly over a period of five years from their respective commencements of operations.

2. DISTRIBUTIONS Dividends from net investment income are declared daily and paid monthly with respect to the Limited Duration U.S. Government Securities Series and declared quarterly and paid monthly with respect to the Balanced Series. Taxable net realized gain from security transactions, if any, will be distributed to shareholders in December 1995. At October 31, 1995, accumulated net realized gains (losses) for financial statement purposes aggregated $(824,628) of which a primary portion will expire in the year 2002, for the Limited Duration U.S. Government Securities Series and $58,841 for the Balanced Series.

Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. These differences are primarily caused by differences in timing of recognition of certain components of income, expenses or capital gains and losses. Where such differences are permanent in nature, they are reclassified based upon their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value of the fund.

================================================================================
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

3. SHARE TRANSACTIONS Transactions in shares were as follows:

                                                                                                             For the Period 11/4/93
                                                       Year Ended 10/31/95    For the Period 12/27/94              (Commencement of
                                                       -------------------            Commencement of       Operations) to 10/31/94
                                                          Limited Duration    Operations) to 10/31/95       -----------------------
                                                           U.S. Government    -----------------------          Limited Duration U.S.
                                                         Securities Series            Balanced Series   Government Securities Series
-------------------------------------------------      -----------------------------------------------------------------------------
Sales of shares                                                    791,731                539,264                   2,826,671
Shares issued to shareholders in reinvestment
of net investment income                                            90,672                 10,681                      88,548
Total                                                              882,403                549,945                   2,915,219
Shares reacquired                                               (1,220,911)               (16,743)                   (627,857)
Increase (decrease) in shares                                     (338,508)               533,202                   2,287,362

4. CAPITAL PAID In At October 31, 1995, capital paid in aggregated $9,549,027 for the Limited Duration U.S. Government Securities Series and $5,366,735 for the Balanced Series.

5. PURCHASES AND SALES OF SECURITIES Purchases and sales of investment securities (other than short-term investments) were as follows:

Series                                                         Purchases             Sales
--------------------------------------------------           -----------       -----------
Limited Duration U.S. Government Securities Series           $17,212,624       $18,694,339
Balanced Series                                                9,516,560         4,497,911

Security gains and losses are computed on the identified cost basis.

As of October 31, 1995, unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

                                                               Unrealized       Unrealized
Series                                                       Appreciation     Depreciation
--------------------------------------------------           ------------     ------------
Limited Duration U.S. Government Securities Series               $129,325          $11,144
Balanced Series                                                   312,663           28,268

The cost of investments for federal income tax purposes is substantially the same as that used for financial statement purposes.

6. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES Lord, Abbett & Co. received a management fee of $15,561 from the Limited Duration U.S. Government Securities Series for the period November 1, 1994 through February 28, 1995 for which it supplied investment management, research, statistical and advisory services and paid officers' remuneration and certain other expenses of the Company. For the period March 1, 1995 through October 31, 1995 Lord, Abbett & Co. waived $26,725 in management fees. With respect to the Balanced Series, from December 27, 1994 through October 31, 1995 Lord, Abbett & Co. waived $23,330 in management fees and assumed $4,576 of other expenses.The management fee is based on average daily net assets for each month at the annual rate of .50 of 1% for the Limited Duration U.S. Government Securities Series and .75 of 1% of average daily net assets for each month for the Balanced Series.

Lord, Abbett & Co. may waive its management fees and pay or reimburse the Trust for certain of its other expenses. Any such expenses paid are subject to repayment by the Series, pursuant to a formula based on the asset size and expense ratio of each Series. The Series shall not be obligated to repay Lord, Abbett & Co. after five full fiscal years after the commencement of the repayment formula or the termination of the Management Agreement, whichever is earlier. Lord, Abbett & Co. received the following commissions on sales of the Company after concessions were paid to authorized distributors:

                                                       Lord, Abbett & Co.    Distributors'
Series                                                   Commissions         Concessions
--------------------------------------------------     ------------------    -----------
Limited Duration U.S. Government Securities Series          $5,429            $ 33,461
Balanced Series                                              6,781             159,331

Each Series of the Company adopted a Rule 12b-1 Plan providing for the quarterly payment of compensation to dealers of (1) an annual service fee of .25% of the average daily net asset value of shares sold by dealers from the commencement of the Series' public offering and (2) with respect to sales at the breakpoint of $1 million or more, a one-time distribution fee, at the time of sale, of 1% of the first $3 million, plus .50% of the next $7 million, plus .25% of the remainder of the net asset value of shares sold on or after the effective date. Series' Plans commence on the first day of the calendar quarter subsequent to net assets reaching $100 million in the case of the Limited Duration U.S. Government Securities Series, and $50 million in the case of the Balanced Series.

7. TRUSTEES' REMUNERATION The Trustees of the Company associated with Lord, Abbett & Co. and all officers of the Company receive no compensation from the Company for acting as such. Outside Trustees' fees, including attendance fees for board and committee meetings, and outside Trustees' retirement costs, are allocated among all funds in the Lord Abbett group based on net assets of each fund. The direct remuneration accrued during the period for outside Trustees of the Company as a group was $266 (exclusive of expenses), a portion of which has been deemed invested in shares of the Company under a deferred compensation plan contemplating future payment of the value of those shares. As of October 31, 1995, the aggregate amount in Trustees' accounts maintained under the plan was $220.

================================================================================
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

The Board of Trustees and Shareholders,
Lord Abbett Investment Trust:

We have audited the accompanying statements of net assets of Lord Abbett Investment Trust-Limited Duration U.S. Government Securities Series and Balanced Series as of October 31, 1995, the related statements of operations and of changes in net assets and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 1995 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Investment Trust-Limited Duration U.S. Government Securities Series and Balanced Series at October 31, 1995, the results of their operations, the changes in their net assets and the financial highlights for each of the periods presented in conformity with generally accepted accounting principles.



Deloitte & Touche LLP
New York, New York
December 8, 1995


Copyright (C) 1995 by Lord Abbett Investment Trust, 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust, is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning each Series' investment objective and policies, sales charges and other matters.

All rights reserved.  Printed in the U.S.A.

--------------------------------------------------------------------------------
This report to shareholders inaugurates a new procedure whereby a single copy of the report is sent to an address to which more than one registered shareholder of the Fund with the same last name has indicated mail is to be delivered, unless additional reports are specifically requested in writing or by telephone.
--------------------------------------------------------------------------------

Lord, Abbett & Co.

                      A Tradition of Performance Through

                               DISCIPLINED
                                     INVESTING


  [PHOTO OF ROBERT S. DOW, ROBERT G. MORRIS, JULIE M. CANNELL, ZANE E. BROWN]

(seated)
Robert S. Dow, portfolio manager, partner, chief investment officer and president of all Lord Abbett's funds

(standing, left to right)
Robert G. Morris, partner and director of equity investments

Julie M. Cannell, associate director of research

Zane E. Brown, director of fixed income and portfolio manager -- Lord Abbett Investment Trust

A successful long-term track record is evidence of a successful investment strategy. For decades we, at Lord, Abbett & Co., have believed that investing with a disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 42 investment professionals have helped us earn the trust of financial professionals and investors for over 65 years.


                              About Your
                              Trust's
                                 Board of
                                 Trustees

The Securities and Exchange Commission (SEC) views the role of the independent Board of Trustees as one of the most important components in overseeing a mutual fund. The Board of Trustees watches over your Trust's general operations and represents your interests. Board members review and approve every contract between your Trust and Lord, Abbett & Co. (the Trust's investment manager). They meet regularly to review a wide variety of information and issues regarding your Trust. Every member of the Board possesses extensive business experience; Lord Abbett Investment Trust's shareholders are indeed fortunate to have a group of independent trustees with diverse backgrounds to provide a variety of viewpoints in the oversight of their Trust.

                          John C. Jansing,
                          Trustee -- Lord Abbett
                          Investment Trust

                          [PHOTO OF JOHN C. JANSING]

An alumnus of Dartmouth College, Mr. Jansing is the founder and retired Chairman of Independent Election Corporation of America, a proxy tabulating firm. His diversified business career has spanned 40 years and includes extensive experience in the investment company industry.

Mr. Jansing has served on the American Stock Exchange Board of Governors as well as on a Securities and Exchange Commission Special Advisory Committee on Investment Advisors. He has been an independent director/trustee for all of Lord Abbett's funds since 1978.

                               Investing in the

                           LORD ABBETT

                                Family of Funds

------------------------------------------------------------------------------------------------
GROWTH
------------------------------------------------------------------------------------------------
        --------------------------------------------------------------------------------------------------
                                                                                                    INCOME
        --------------------------------------------------------------------------------------------------
GROWTH          GROWTH &            BALANCED            INCOME               TAX-FREE         MONEY
FUNDS           INCOME FUNDS        FUND                FUNDS                INCOME FUNDS     MARKET FUND
Developing      Affiliated Fund     Investment Trust-   U.S.                 . National       U.S.
Growth Fund                         Balanced Series     Government           . California     Government
                Fundamental                             Securities Fund*     . Connecticut    Securities
Value           Value Fund                                                   . Florida        Money Market
Appreciation                                            Bond-Debenture       . Georgia        Fund+
Fund                                                    Fund                 . Hawaii
                                                                             . Michigan
Global Fund-                                            Global Fund-         . Minnesota
Equity Series                                           Income Series        . Missouri
                                                                             . New Jersey
                                                        Investment           . New York
                                                        Trust-Limited        . Pennsylvania
                                                        Duration U.S.        . Texas
                                                        Government           . Washington
                                                        Securities Series*

FINDING THE RIGHT MUTUAL FUND CAN BE CONFUSING. AT LORD, ABBETT & CO., WE BELIEVE YOUR FINANCIAL ADVISER PROVIDES VALUE IN HELPING YOU IDENTIFY AND UNDERSTAND YOUR INVESTMENT OBJECTIVES AND, ULTIMATELY, OFFERING FUND RECOMMENDATIONS SUITABLE FOR YOUR INDIVIDUAL NEEDS.

For more complete information about a Lord Abbett fund, including charges and expenses, call your financial adviser or Lord, Abbett & Co. at 800-874-3733 for a prospectus. Read it carefully before investing.

WHEN YOU INVEST IN A FAMILY OF FUNDS, YOU BENEFIT FROM:

DIVERSIFICATION. You and your financial adviser can diversify your investments between equity and income funds.

FLEXIBILITY. As your investment goals change, your financial adviser can help you reallocate your portfolio.

As an investor in the Lord Abbett Family of Funds, you have access to 25 portfolios designed to meet a variety of investment needs. While you may reallocate your assets among our funds at any time, we recommend speaking with your financial adviser to help you customize your investment plan.

* An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

+ An investment in this Fund is neither insured nor guaranteed by the U.S.
  Government and there can be no assurance that this Fund will be able to maintain a stable net asset value of $1.00 per share. This Fund is managed to maintain, and has maintained, its stable $1.00 per share price.


[Logo] LORD, ABBETT & CO
       Investment Management

A Tradition of Performance Through Disciplined Investing